INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
Schedule of components of income tax expense

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Current:
U.S.
Federal	—	1,290,009	672,064
State and local	—	367,441	(168,846)
Total current	—	1,657,450	503,218
Deferred:
U.S.
Federal	—	96,804	(96,804)
State and local	—	(52,641)	52,641
Total deferred	—	44,163	(44,163)
Income tax expense	—	1,701,613	459,055

Schedule of reconciliation between the income tax expense and the actual provision

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before income tax	(42,397,279)	(71,476,322)	(79,512,792)
PRC statutory income tax rate	25%	25%	25%
Income tax credit computed at PRC statutory income tax rate	(10,599,320)	(17,869,081)	(19,878,198)
Impact of PRC preferential income tax rate as qualified TASE	4,239,728	7,147,633	7,951,279
Difference in income tax rates of overseas entities	5,286,487	10,549,985	10,560,029
Research and development super-deduction(a)	(718,979)	(569,016)	(1,724,740)
Research and development tax credits	—	—	(569,575)
Non-deductible expenses	1,238	1,054	3,695
Foreign derived intangible income deduction	—	—	(487,183)
Changes in valuation allowance	1,790,846	2,277,418	4,517,358
State tax	—	291,500	76,127
Others	—	(127,880)	10,263
Income tax expense	—	1,701,613	459,055

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2020, 2021, and 2022.

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2021	2022
	US$	US$
Deferred tax assets:
Net operating loss carry forward	4,949,000	8,217,976
Tax credit carry forward	—	391,843
Capitalized research and development expenses	—	756,197
Capitalized inventory	95,589	94,954
Unrealized foreign exchange gain/losses	39,166	116,238
Accrued expenses	—	29,702
Amortization of right-of-use assets and interest of lease liabilities	—	546
Depreciation and amortization of property, equipment and software	79	—
Gross deferred tax assets	5,083,834	9,607,456
Less: valuation allowance	(5,007,139)	(9,524,497)
Deferred tax assets	76,695	82,959

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(120,858)	(82,959)
Deferred tax liabilities	(120,858)	(82,959)
Total deferred tax liabilities, net	(44,163)	—

Schedule of movement of the valuation allowance

	2021	2022
	US$	US$
Balance as of January 1	2,729,721	5,007,139
Addition	2,277,418	4,517,358
Balance as of December 31	5,007,139	9,524,497